AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                    CONTENTS


Report of Independent Auditors............................................    1
Statement of Assets, Liabilities and Partners' Capital....................    2
Statement of Operations...................................................    3
Statement of Changes in Partners' Capital - Net Assets....................    4
Notes to Financial Statements.............................................    5
Schedule of Portfolio Investments.........................................   14
Schedule of Securities Sold, Not Yet Purchased............................   19
Schedule of Written Options...............................................   20

                         Report of Independent Auditors

To the Partners of
   Augusta Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P. (the "Partnership"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options as of December 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in partners' capital--net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 1999, the results of its operations for the year then ended, and the changes in its partners' capital--net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

February 11, 2000

AUGUSTA PARTNERS, L.P.
STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
-------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
ASSETS

Cash                                                                   $ 18,463
Investments in securities, at market (cost - $150,715)                  209,712
Due from broker                                                           6,598
Dividends receivable                                                         55
Interest receivable                                                          54
Organizational costs (net of accumulated amortization of $459)              232
Other assets                                                                 24
                                                                       --------

    Total assets                                                        235,138
                                                                       --------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $11,287)       10,598
Outstanding options written, at value (premiums - $4,854)                 4,275
Withdrawals payable                                                      37,917
Dividends payable on securities sold, not yet purchased                      23
Management fee payable                                                      175
Accrued expenses                                                            310
                                                                       --------
    TOTAL LIABILITIES                                                    53,298
                                                                       --------
        NET ASSETS                                                     $181,840
                                                                       ========
PARTNERS' CAPITAL

Represented by:
Capital contributions - (net of syndication costs of $50)              $121,011
Capital withdrawals                                                    (100,583)
Accumulated net investment loss                                          (2,029)
Accumulated net realized gain on investments                            103,175
Accumulated net unrealized appreciation on investments                   60,266
                                                                       --------
    Partners' Capital - Net Assets                                     $181,840
                                                                       ========

The accompanying notes are an integral part of these financial statements

AUGUSTA PARTNERS, L.P.
STATEMENT OF OPERATIONS (IN THOUSANDS)
-------------------------------------------------------------------------------
                                                                 Year Ended
                                                              December 31, 1999
INVESTMENT INCOME
  Dividends                                                            $    882
  Interest                                                                1,049
                                                                       --------
                                                                          1,931
                                                                       --------
EXPENSES
  Operating expenses:
    Management fee                                                        1,523
    Professional fees                                                       271
    Administration fees                                                     215
    Amortization of organizational costs                                    138
    Custodian fees                                                           87
    Insurance expense                                                        30
    Individual General Partners' fees and expenses                           28
    Miscellaneous                                                            25
                                                                       --------
        TOTAL OPERATING EXPENSES                                          2,317
    Interest expense                                                        268
    Dividends on securities sold, not yet purchased                          91
                                                                       --------
        TOTAL EXPENSES                                                    2,676
                                                                       --------

        NET INVESTMENT LOSS                                                (745)
                                                                       --------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
    Investment securities                                                79,089
    Purchased options                                                     5,065
    Futures transactions                                                    193
    Written options                                                     (11,789)
    Securities sold, not yet purchased                                  (15,010)
                                                                       --------

    NET REALIZED GAIN ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS                                       57,548

  NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                   33,212
                                                                       --------

        NET REALIZED AND UNREALIZED GAIN                                 90,760
                                                                       --------

        INCREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT
          ACTIVITIES AND FOREIGN CURRENCY TRANSACTIONS                 $ 90,015
                                                                       ========


The accompanying notes are an integral part of these financial statements

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
-------------------------------------------------------------------------------

                                          YEAR ENDED              YEAR ENDED
                                       DECEMBER 31, 1999       DECEMBER 31, 1998
FROM INVESTMENT ACTIVITIES

Net investment loss                               $(745)              $(361)
Net realized gain on investments
  and foreign currency transactions               57,548              13,777
Net change in unrealized
  appreciation on investments                     33,212              10,678
                                                --------            --------
INCREASE IN PARTNERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                    90,015              24,094

PARTNERS' CAPITAL TRANSACTIONS

Capital contributions                             11,388               9,618
Capital withdrawals-General Partner              (18,074)             (5,067)
Capital withdrawals-Limited Partners             (19,940)            (38,960)
                                                --------            --------
    DECREASE IN PARTNERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS          (26,626)            (34,409)

    PARTNERS' CAPITAL AT BEGINNING OF YEAR       118,451             128,766
                                                --------            --------
    PARTNERS' CAPITAL AT END OF YEAR            $181,840            $118,451
                                                ========            ========


The accompanying notes are an integral part of these financial statements

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999
-------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners" who serve as the governing board of the Partnership and a "Manager." The Manager is Augusta Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on an accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------



     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at December 31, 1999.

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning at the commencement of operations, September 4, 1996.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership have been made. The Partners are individually liable for their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 1999, CIBC WM earned $34,830 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the year ended December 31, 1999, the incentive allocation to the Manager was $17,587,334.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 1999, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $28,099.

         The Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC Inc. serves as Administrator and Accounting Agent to the Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 1999, amounted to $951,727,280 and $1,007,353,230 respectively.

         At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized appreciation on investments was $60,266,086, consisting of $64,862,673 gross unrealized appreciation and $4,596,587 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades, proceeds from securities sold, not yet purchased and written options.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 1999, the Partnership did not have any margin borrowings outstanding. For the year ended December 31, 1999, the average daily amount of such borrowings was $3,197,211.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 1999, the Partnership had no spot currency, futures or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Transactions in purchased options were as follows:

                                CALL OPTIONS                  PUT OPTIONS
                          --------------------------  -------------------------
                             NUMBER                      NUMBER
                          OF CONTRACTS       COST     OF CONTRACTS     COST
                          ------------  ------------  ------------ ------------
   Beginning balance          38,670    $  1,751,338        480    $    721,440
   Options purchased         100,064      26,053,818     68,540      40,223,806
   Options closed           (118,865)    (23,666,114)   (66,965)    (39,257,301)
   Options expired            (9,145)      (3,075,51)    (1,590)       (442,675)
                           ---------    ------------    -------     ------------
   Options outstanding at
      December 31, 1999       10,724    $  1,063,530        465    $  1,245,270
                           =========    ============    =======    ============


         Transactions in written options were as follows:

                                CALL OPTIONS                  PUT OPTIONS
                          --------------------------  ------------------------
                             NUMBER      AMOUNT OF       NUMBER      AMOUNT OF
                          OF CONTRACTS    PREMIUM     OF CONTRACTS    PREMIUM
                          ------------  ------------  ------------  ----------
   Beginning balance         11,560     $  5,326,061            -   $        -
   Options written           61,628       35,772,125        2,380    1,488,798
   Options closed           (52,819)     (33,047,505)      (1,915)    (679,181)
   Options expired          (18,764)      (4,006,420)           -            -
   Options split              1,265                -            -            -
                            -------     ------------  -----------   ----------
   Options outstanding at
      December 31, 1999       2,870     $  4,044,261          465   $  809,617
                            =======     ============  ===========   ==========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Partnership maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                   NET GAINS / (LOSSES)
                                                   FOR THE YEAR ENDED
                                                    DECEMBER 31, 1999

         Equity securities                               $ 106,651,758
         Securities sold, not yet purchased                (10,914,280)
         Equity options                                      7,498,690
         Equity index options                               (2,397,428)
         Cross currency options                             (1,457,760)
         Written options                                   (11,315,273)
         Fixed income securities                             1,594,803
         Futures                                               193,378
         FOREIGN SECURITIES:
             Equities                                          994,986
             Securities sold, not yet purchased                (88,631)
                                                         -------------

                                                         $  90,760,243

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                        AVERAGE MARKET VALUE
                                    MARKET VALUE AT      FOR THE YEAR ENDED
                                   DECEMBER 31, 1999      DECEMBER 31, 1999
                                   -----------------      -----------------
         ASSETS:
         Equity options                 $   2,295,932         $ 1,571,659
         Equity index options                       -             816,130
         Cross currency options                     -             126,476

         LIABILITIES:
         Written options                $  (4,274,501)        $(2,050,791)

         Average market values presented above are based upon month-end market values during the year ended December 31, 1999.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period.


                                                                                        SEPTEMBER 4, 1996
                                                                                         (COMMENCEMENT OF
                                      YEAR ENDED        YEAR ENDED        YEAR ENDED       OPERATIONS) TO
                                   DECEMBER 31, 1999 DECEMBER 31, 1998 DECEMBER 31, 1997 DECEMBER 31, 1996
                                   ----------------- ----------------- ----------------- -----------------

  Ratio of net investment loss to
    average net assets                 (0.48%)      (0.25%)            (0.48%)           (0.83%)*
  Ratio of operating expense
    to average net assets               1.50%        1.57%              1.61%             2.27%*
  Ratio of interest expense to
    average net assets                  0.17%        0.18%              0.07%             0.01%*
  Ratio of dividends on securities
    sold, not yet purchased             0.06%        0.12%              0.12%             0.06%*
  Total return**                       72.69%       17.45%             25.94%            17.20%
  Portfolio turnover                     617%         723%               627%              215%
  Average debt ratio                    2.06%        2.19%              1.04%             0.28%



         *     Annualized.
         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     9.  SUBSEQUENT EVENT

         On January 1, 2000 the Partnership received initial and additional capital contributions from Limited Partners of approximately $15,550,000.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 1999
                                                                MARKET VALUE
SHARES
               COMMON STOCK - 105.68%
                 AIRLINES - 2.05%
  75,000            Delta Air Lines, Inc.                           $ 3,735,975
                                                                    -----------
                 APPLICATIONS SOFTWARE - 2.32%
  50,000            Peregrine Systems, Inc.*                          4,209,400
                                                                    -----------
                 AUTO - MEDIUM & HEAVY DUTY TRUCKS - 2.07%
  80,000            Navistar International Corp.*                     3,760,000
                                                                    -----------
                 BROADCASTING SERVICES/PROGRAMMING - 3.30%
  85,000            UnitedGlobal Com, Inc., Class A.*           (b)   6,003,125
                                                                    -----------
                 CABLE TV - 2.53%
  60,000            MediaOne Group, Inc. *                            4,608,780
                                                                    -----------
                 CELLULAR TELECOMMUNICATIONS - 2.21%
  95,000            Telesp Cellular Participacoes, S.A., ADR          4,025,625
                                                                    -----------
                 COMMERCIAL SERVICES - 2.70%
 185,000            Cendant Corp.*                                    4,914,155
                                                                    -----------
                 COMPUTER SOFTWARE - 4.06%
  75,000            Cognos, Inc.*                                     3,459,375
 145,000            Parametric Technology Corp. *                     3,924,135
                                                                    -----------
                                                                      7,383,510
                                                                    -----------
                 CONSULTING SERVICES - 0.76%
 127,500            Navigant Consulting, Inc.*                        1,386,563
                                                                    -----------
                 DIALYSIS CENTERS - 2.40%
 652,500            Total Renal Care Holdings, Inc. *                 4,363,920
                                                                    -----------
                 DIVERSIFIED MANUFACTURING OPERATIONS - 6.65%
 310,000            Tyco International, Ltd.                    (a)  12,090,000
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
                                                                MARKET VALUE
SHARES
               COMMON STOCK - (CONTINUED)
                 DRUG DELIVERY SYSTEMS - 4.06%
   95,000           Alkermes, Inc.  *                               $ 4,666,875
   40,000           ALZA Corp., Sponsored ADR*                        1,385,000
   45,000           Elan Corp., PLC, ADR*                             1,327,500
                                                                    -----------
                                                                      7,379,375
                                                                    -----------
                 ELECTRIC - INTEGRATED - 1.69%
   85,000           Montana Power Co.                                 3,065,355
                                                                    -----------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.18%
   50,000           National Semiconductor Corp.*                     2,140,650
                                                                    -----------
                 FINANCE - CREDIT CARD - 2.65%
  125,000           CompuCredit Corp.*                                4,812,500
                                                                    -----------
                 GOLF - 1.56%
  160,000           Callaway Golf Co.                                 2,830,080
                                                                    -----------
                 HEALTH CARE COST CONTAINMENT - 2.91%
1,045,000          Caremark Rx, Inc.*                                5,290,835
                                                                    -----------
                 INTERNET CONTENT - 2.25%
   50,000           El Sitio, Inc.*                                   1,837,500
   60,000           Multex.com, Inc.*                                 2,257,500
                                                                    -----------
                                                                      4,095,000
                                                                    -----------
                 INTERNET SOFTWARE - 4.19%
   47,500           Marimba, Inc.*                                    2,187,969
  175,000           Rhythms NetConnections, Inc.*                     5,425,000
                                                                    -----------
                                                                      7,612,969
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
                                                                MARKET VALUE
SHARES
               COMMON STOCK - (CONTINUED)
                 MEDICAL - BIOMEDICAL/GENE - 3.70%
  50,000            Genentech, Inc.*                                 $6,725,000
                                                                     ----------
                 MEDICAL INFORMATION SYSTEMS - 4.80%
 160,000            Allscripts, Inc.*                                 7,040,000
 200,001            Per-Se Technologies, Inc.*                        1,681,209
                                                                     ----------
                                                                      8,721,209
                                                                     ----------
                 MULTI-LINE INSURANCE - 1.17%
  45,000            Hartford Financial Services Group, Inc.           2,131,875
                                                                     ----------
                 OFFICE AUTOMATION & EQUIPMENT - 2.97%
 425,000            Danka Business Systems, PLC, Sponsored ADR*       5,392,400
                                                                     ----------
                 OIL COMPANIES - EXPLORATION & PRODUCTION - 3.10%
 260,000            Ocean Energy, Inc. *                              2,015,000
 250,000            Pennaco Energy, Inc.*                             2,000,000
 135,000            Vintage Petroleum, Inc.*                          1,628,505
                                                                     ----------
                                                                      5,643,505
                                                                     ----------
                 OIL & GAS DRILLING - 0.46%
  50,000            Global Marine, Inc.*                                831,250
                                                                     ----------
                 PHARMACY SERVICES - 2.64%
 400,000            OmniCare, Inc.                              (b)   4,800,000
                                                                     ----------
                 PIPELINES - 1.26%
  75,000            Williams Companies, Inc.                          2,292,225
                                                                     ----------
                 PRINTING - COMMERCIAL - 1.64%
 200,000            Consolidated Graphics, Inc.*                      2,987,600
                                                                     ----------
                 RETAIL - RESTAURANTS - 2.35%
 165,000            Outback Steakhouse, Inc. *                        4,279,770
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
                                                                MARKET VALUE
SHARES
               COMMON STOCK - (CONTINUED)
                 TELECOMMUNICATIONS EQUIPMENT - 3.79%
  75,000            Associated Group, Inc., Class B *              $  6,900,000
                                                                   ------------
                 TELECOMMUNICATIONS SERVICES - 18.85%
 205,000            Global TeleSystems Group, Inc. *            (b)   7,123,750
 175,000            ICG Communications, Inc. *                        3,281,250
 125,000            Infonet Services Corp., Class B*                  3,281,250
 165,000            NTL, Inc.                                   (b)  20,583,750
                                                                   ------------
                                                                     34,270,000
                                                                   ------------
                 TELEPHONE - LOCAL - 3.55%
 105,000            Tele Norte Leste Participacoes S.A., ADR          2,677,500
  30,000            Telephone & Data Systems, Inc.                    3,780,000
                                                                   ------------
                                                                      6,457,500
                                                                   ------------
                 THERAPEUTICS - 2.42%
  75,000            QLT Photo Therapeutics, Inc.*                     4,406,250
                                                                   ------------
                 TOYS - 1.44%
 200,000            Mattel, Inc.                                      2,625,000
                                                                   ------------
                    TOTAL COMMON STOCK (COST  $139,317,044)         192,171,401
                                                                   ============
               PREFERRED STOCK - 5.99%
                 BROADCASTING SERVICES/PROGRAMMING - 5.99%
 120,000            UnitedGlobal Com, Inc. Preferred, 7.00%          10,890,000
                                                                   ------------
                    TOTAL PREFERRED STOCK (COST  $6,316,094)         10,890,000
                                                                   ------------
                 WARRANTS - 0.43%
                 Internet Content - 0.43%
   6,500            FirstWorld Communications, Inc. $0.01, 04/15/08     780,000
                                                                   ------------
                    TOTAL WARRANTS (COST  $92,500)                      780,000
                                                                   ============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
                                                                MARKET VALUE
     FACE
    AMOUNT
               CONVERTIBLE BONDS - 1.97%
                 INTERNET CONTENT - 1.97%
 $6,500,000         FirstWorld Communications, Inc., 0.00%,
                      04/15/08, 144A **                            $  3,575,000
                                                                   ------------
                    TOTAL CONVERTIBLE BONDS (COST  $2,680,354)        3,575,000
                                                                   ============
   NUMBER OF
   CONTRACTS
               CALL OPTIONS - 0.71%
                 OTC DERIVATIVE - 0.71%
      6,975         OTC Insurance Basket, 4/25/00 $100.00               827,932
          1         OTC Insurance Basket, 6/06/00, $3,749.00            468,250
                                                                   ------------
                                                                      1,296,182
                                                                   ------------
                    TOTAL CALL OPTIONS (COST  $1,063,530)             1,296,182
                                                                   ============
               PUT OPTION - 0.55%
                 INTERNET CONTENT - 0.55%
        465         Doubleclick, Inc., 2/19/00, $230.00                 999,750
                                                                   ------------
                    TOTAL PUT OPTIONS (COST  $1,245,270)                999,750
                                                                   ============
                    TOTAL INVESTMENTS (COST $150,714,792)-115.33%   209,712,333

                    OTHER ASSETS, LESS LIABILITIES - (15.33%)        27,872,314)
                                                                   ------------
                    NET ASSETS - 100.00%                           $181,840,019
                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.

*   Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified buyers. At December 31, 1999, this security amounted to 1.97% of net assets.


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------
                                                              December 31, 1999
                                                                Market Value
Shares
               SECURITIES SOLD, NOT YET PURCHASED - (5.83%)
                 ELECTRONIC MEASURING INSTRUMENTS - (1.27%)
 30,000             Agilent Technologies, Inc.                     $ (2,319,390)
                                                                   ------------
                 FINANCE - CREDIT CARD - (0.40%)
 25,000             Nextcard, Inc.                                     (721,875)
                                                                   ------------
                 MONEY CENTER BANKS - (1.74%)
 25,000             J.P. Morgan & Co., Inc.                          (3,165,625)
                                                                   ------------
                 RETAIL - MAIL ORDER - (0.48%)
 25,000             Lands' End, Inc.                                   (868,750)
                                                                   ------------
                 TELECOMMUNICATIONS EQUIPMENT - (1.94%)
 20,000             QUALCOMM, Inc.                                   (3,522,500)
                                                                   ------------

                    TOTAL SECURITIES SOLD,
                      NOT YET PURCHASED (PROCEEDS $11,287,308)     $(10,598,140)
                                                                   ============


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1999
                                                                MARKET VALUE
   NUMBER OF
   CONTRACTS
               WRITTEN CALL OPTIONS - (1.99%)
                 APPLICATIONS SOFTWARE - (0.10%)
   500              Peregrine Systems, Inc., 1/22/00, $90.00        $  (175,000)
                                                                    -----------
                 DIVERSIFIED MANUFACTURING OPERATIONS - (0.05%)
   375              General Electric Co., 1/22/00, $160.00              (89,063)
                                                                    -----------
                 INDEX - (1.08%)
   390              Morgan Stanley Hi-Tech Index,
                      1/22/00, $1,890.00                             (1,969,500)
                                                                    -----------
                 INTERNET CONTENT - (0.23%)
   155              Doubleclick, Inc., 1/22/00, $250.00                (422,375)
                                                                    -----------
                 MEDICAL - BIOMEDICAL/GENE - (0.30%)
   500              Genentech, Inc., 1/22/00, $130.00                   493,750)
    60              Genentech, Inc., 1/22/00, $140.00                   (36,000)
    90              Genentech, Inc., 1/22/00, $145.00                   (23,625)
                                                                    -----------
                                                                       (553,375)
                                                                    -----------
                 MEDICAL - DRUGS - (0.23%)
   800              King Pharmacutical, Inc., 1/22/00, $55.00          (420,000)
                                                                    -----------
                    TOTAL WRITTEN CALL OPTIONS (PREMIUM $4,044,261)  (3,629,313)
                                                                    ===========

               WRITTEN PUT OPTIONS - (0.35%)
                 INTERNET CONTENT - (0.35%)
   465              Doubleclick, Inc., 1/22/00, $230.00                (645,188)
                                                                    -----------
                    TOTAL WRITTEN PUT OPTIONS (PREMIUM $809,617)       (645,188)
                                                                    ===========
                    TOTAL WRITTEN OPTIONS (PREMIUM $4,853,878)      $(4,274,501)
                                                                    ===========

The accompanying notes are an integral part of these financial statements.